Income Tax (Details) - Schedule of statutory tax rate to the effective tax rate	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) - Schedule of statutory tax rate to the effective tax rate [Line Items]
Effective income tax rate	28.50%		0.00%	0.00%
U.S. statutory income tax (benefit) [Member]
Income Tax (Details) - Schedule of statutory tax rate to the effective tax rate [Line Items]
Effective income tax rate			(21.00%)	(21.00%)
Valuation allowance recognized with respect to the loss in U.S. [Member]
Income Tax (Details) - Schedule of statutory tax rate to the effective tax rate [Line Items]
Effective income tax rate			21.00%	21.00%
Hong Kong statutory income tax (benefit) [Member]
Income Tax (Details) - Schedule of statutory tax rate to the effective tax rate [Line Items]
Effective income tax rate			(16.50%)	(16.50%)
Valuation allowance recognized with respect to the loss in the Hong Kong entity [Member]
Income Tax (Details) - Schedule of statutory tax rate to the effective tax rate [Line Items]
Effective income tax rate			16.50%	16.50%
PRC statutory income tax (benefit) [Member]
Income Tax (Details) - Schedule of statutory tax rate to the effective tax rate [Line Items]
Effective income tax rate			(25.00%)	(25.00%)
Valuation allowance recognized with respect to the loss in PRC entities [Member]
Income Tax (Details) - Schedule of statutory tax rate to the effective tax rate [Line Items]
Effective income tax rate			25.00%	25.00%